NET REVENUES	12 Months Ended
Dec. 31, 2025
NET REVENUES
NET REVENUES
18.	NET REVENUES

The following table presents the Group’s net revenues for the years ended December 31, 2023, 2024 and 2025.

	For the Year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Product revenues
Revenue from LiDAR products	1,735,254	1,946,775	2,973,340
Other product revenues	29,636	19,259	9,579
Service revenues
Engineering design, development and validation service and solution revenue	100,493	100,290	36,118
Other service revenues	11,606	10,833	8,536
Total	1,876,989	2,077,157	3,027,573

The following table summarizes the Group’s revenues recognized at a point in time or over time.

	For the Year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB

Revenue recognized at a point of time	1,783,803	2,038,302	3,023,288
Revenue recognized over time	93,186	38,855	4,285
Total	1,876,989	2,077,157	3,027,573

18.NET REVENUES (continued)

The following table summarizes the Group’s revenues disaggregated by the different geographic location.

	For the Year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Revenue by geographic location
Chinese Mainland	991,912	1,542,793	2,354,727
North America	748,147	280,874	451,689
Europe	70,500	161,095	140,002
Other regions	66,430	92,395	81,155
Total	1,876,989	2,077,157	3,027,573

The movements of the Group’s accounts receivable and contract balances are as follows:

	Accounts	Contract	Contract
	Receivable	assets	liabilities
	RMB	RMB	RMB
Opening Balance as of January 1, 2023	485,044	12,600	40,378
Increase, net	39,774	7,088	39,547
Ending Balance as of December 31, 2023	524,818	19,688	79,925
Increase (decrease), net	240,209	(9,779)	(46,931)
Ending Balance as of December 31, 2024	765,027	9,909	32,994
Increase (decrease), net	497,193	(9,909)	(11,975)
Ending Balance as of December 31, 2025	1,262,220	—	21,019

Revenues at amount of RMB37,111, RMB72,585, and RMB29,964 were recognized in the years ended December 31, 2023, 2024 and 2025, respectively, that were included in the balance of contract liabilities at the beginning of each year.